Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments	The carrying amount of intangible assets for the Company’s liquefied natural gas segment is as follows:

	December 31, 2021 $	December 31, 2020 $
Gross carrying amount	179,813	179,813
Accumulated amortization	(154,159)	(145,303)
Net carrying amount	25,654	34,510

Schedule of Goodwill
The Company's carrying amount of goodwill as at December 31, 2021 and 2020 is as follows:

	December 31, 2021 $	December 31, 2020 $
Liquefied natural gas segment	31,921	31,921
Liquefied petroleum gas segment	2,920	2,920
Total	34,841	34,841